UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported):  February 6, 2026

Navient Education Loan Funding, LLC1

Commission File Number of securitizer:          025-07773
Central Index Key Number of securitizer:          0002071239

(Exact name of securitizer as specified in its charter)

Roger Yankoupe, Vice President, Navient Solutions, LLC  (571) 592-8569

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

1Navient Education Loan Funding, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities for which it acted as depositor and are outstanding during the reporting period in the private credit student loan asset classes, including issuances of unregistered asset-backed securities and issuances of registered asset-backed securities, if any.  This filing also covers the activities of Navient Education Loan Funding, LLC’s affiliated securitizers during the applicable period to the extent any such affiliated securitizer acted as a sponsor, originator or seller of student loans related to Navient Education Loan Funding, LLC’s securitization transactions.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Navient Education Loan Funding, LLC has indicated by check mark that there is no activity to report for the period from its formation on April 25, 2025 to December 31, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NAVIENT EDUCATION LOAN FUNDING, LLC (Securitizer)

	By:	/s/ Roger Yankoupe
Name: Roger Yankoupe
Title: Vice President

Date: February 6, 2026